Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 46,542	$ 60,529	$ 54,218
Accounts receivable, net	9,165	8,227	7,027
Inventories, net	7,747	8,293	6,153
Prepaid expenses and other current assets	6,520	3,309	1,556
Total current assets	69,974	80,358	68,954
Property and equipment, net	951	753	1,064
Internally developed software, net	8,408	7,416	3,175
Other non-current assets	1,116	1,082	379
Total assets	80,449	89,609	73,572
Current liabilities
Accounts payable	5,530	3,732	3,790
Accrued expenses	7,112	5,781	2,878
Deferred revenue-current	3,189	2,344	1,011
Other current liabilities	470
Total current liabilities	16,301	11,857	7,679
Deferred revenue-non-current	14,613	13,178	6,057
Term loan, net	6,011	5,481
Convertible notes, net	56,305	51,714
Other non current liabilities	1,670	1,051
Total liabilities	94,900	83,281	13,736
Commitments and contingencies
Redeemable convertible preferred stock, value	160,605	160,605	150,305
Stockholders' deficit
Common stock, value	0	0	0
Additional paid-in capital	25,230	7,901	5,724
Accumulated other comprehensive income	2	9
Accumulated deficit	(200,288)	(162,187)	(96,193)
Total stockholders' deficit	(175,056)	(154,277)	(90,469)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 80,449	$ 89,609	$ 73,572